Revenue - Summary of revenue recognized in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 13,515	$ 11,992
Payment in advance of services [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	8,204	9,114
Advance billings [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	5,038	538
Others [member]
Disclosure of contract liabilities [line items]
Revenue recognized during the year	$ 273	$ 2,340